N-6	Aug. 13, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	NEW YORK LIFE INS & ANNUITY CORP VAR UNIV LIFE SEP ACC I
Entity Central Index Key	0000906982
Entity Investment Company Type	N-6
Document Period End Date	Aug. 13, 2026
Amendment Flag	false
Market Wealth Plus
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	Effective August 1, 2026, all references to The Putnam Advisory Company, LLC as a subadviser to the Putnam VT International Value Fund – Class IA were deleted and replaced with Templeton Asset Management Ltd.
Market Wealth Plus | Putnam VT International Value Fund - Class IA
Item 2. Key Information [Line Items]
Portfolio Company Subadviser [Text Block]	Templeton Asset Management Ltd